Taxation (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Profit or Loss Before Income Taxes

Loss before income taxes consists of:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Non-PRC	(165,039)	(485,539)	(256,279)	(39,562)
PRC	128,360	173,735	(97,166)	(15,000)

	(36,679)	(311,804)	(353,445)	(54,562)

Income Tax Expense

Income tax expense comprises of:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Current	(29,905)	(45,401)	(68,092)	(10,512)
Deferred	19,581	28,728	20,262	3,128

	(10,324)	(16,673)	(47,830)	(7,384)

Reconciliation Tax Computed Applying Statutory Income Tax Rate

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the years ended December 31, 2013, 2014 and 2015 applicable to the PRC operations to income tax expense is as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Loss before income taxes	(36,679)	(311,804)	(353,445)	(54,562)

Income tax benefit computed at applicable tax rates (25%)	9,170	77,951	88,361	13,641
Non-deductible expenses	(3,385)	(6,095)	(19,216)	(2,966)
Research and development expenses	6,850	6,879	6,871	1,061
Effect of tax holidays	10,487	6,305	2,743	423
Preferential rate	2,655	20,049	6,183	954
Current and deferred tax rate differences	11,938	(8,553)	(2,876)	(444)
International rate differences	(36,080)	(108,066)	(90,773)	(14,013)
Tax exempted income	(905)	2,118	—	—
Unrecognized tax benefits	(6,719)	3,872	(529)	(82)
Deferred tax expense	(7,882)	(3,109)	(387)	(60)
Change in valuation allowance	1,172	(7,704)	(36,529)	(5,639)
Prior year provision to return true up	2,375	(320)	(1,678)	(259)

Income tax expense	(10,324)	(16,673)	(47,830)	(7,384)

Tax Holiday Benefit Per Basic and Diluted Earnings Per Share

The benefit of the tax holiday per basic and diluted earnings per share is as follows:

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Basic	0.029	0.016	0.006	0.001

Diluted	0.029	0.016	0.006	0.001

Significant Components of Deferred Taxes

The significant components of deferred taxes are as follows:

	December 31,
	2014	2015
	RMB	RMB	US$
Deferred tax assets
Current
Allowance for doubtful accounts	1,523	7,533	1,163
Accrued salary and welfare	30,226	22,843	3,526
Accrued expenses	2,302	4,474	691

Property and equipment	1,424	1,487	229
Deferred government grant-current	74	321	50
Valuation allowance	(547)	(5,545)	(856)

Net current deferred tax assets	35,002	31,113	4,803

Non-current
Tax losses	18,787	46,283	7,144
Property and equipment	15,428	18,783	2,899
Intangible assets	936	1,772	274
Capital lease	8,717	15,061	2,325
Deferred government grant-non-current	6,234	5,259	812
Depreciation and amortization generated from acquisitions	8,361	7,163	1,106
Valuation allowance	(15,890)	(47,421)	(7,320)

Net non-current deferred tax assets	42,573	46,900	7,240

Total deferred tax assets	77,575	78,013	12,043

Deferred tax liabilities
Current
Accrued interest income	2,696	—	—

Non-current
Intangible assets	235,346	204,236	31,529
Property and equipment	69,896	69,038	10,658
Capitalized interest expense	5,098	6,700	1,034
Gain generated from equity method investment	—	13,238	2,043

Net non-current deferred tax liabilities	310,340	293,212	45,264

Total deferred tax liabilities	313,036	293,212	45,264

Unrecognized Tax Benefits

A roll-forward of unrecognized tax benefits is as follows:

	For the year ended December 31,
	2014	2015
	RMB	RMB	US$
Balance at beginning of year	14,232	16,682	2,575
Reversal based on tax positions related to prior years	(5,948)	(11,144)	(1,720)
Additions based on tax positions related to the current year	8,398	6,602	1,019

Balance at end of year	16,682	12,140	1,874